Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 311,610	$ 294,893
Total deposits payable on a fixed date	40,757	25,438
Deposits with Bank	12,741
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	318,088	279,860
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	38,861	36,680
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	24,990	16,248
Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	201,878	181,835
United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	77,713	86,368
Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	32,019	26,690
More Than One Hundred Thousand [Member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	276,218	258,862
More Than One Hundred Thousand [Member] | Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	173,167	152,499
More Than One Hundred Thousand [Member] | Canada [member] | 0 to 3 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	27,729	26,234
More Than One Hundred Thousand [Member] | Canada [member] | 3-6 month [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	11,351	8,400
More Than One Hundred Thousand [Member] | Canada [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	41,220	31,155
More Than One Hundred Thousand [Member] | Canada [member] | After 12 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	92,867	86,710
More Than One Hundred Thousand [Member] | United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	71,037	79,682
More Than One Hundred Thousand [Member] | Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 32,014	$ 26,681